Derivative Financial Instruments - Summarized Financial Information of Derivative Financial Instruments (Detail) - Interest Rate Swap - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Non-cash gain (loss) from change in fair value recorded in Other, net	$ 4,762	$ (2,531)	$ (1,538)
Net cash settlement	$ 1,700	$ 1,582	$ 1,054